VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
VAT AND OTHER TAXES PAYABLE
VAT payable	$ 26,119	$ 121,602
Surcharge and fees	2,752	14,524
Total VAT and Other Taxes Payable	$ 28,871	$ 136,126